Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

19.         Equity

(i)	As at December 31, 2020, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2019: 500 million common shares).
(ii)	During the year ended December 31, 2020, 2,127,050 common shares were repurchased at a total cost of US$2,341,613.
(iii)	During the year ended December 31, 2020, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$11,123,395.

All other equity transactions have been disclosed in consolidated statement of changes in shareholders' equity.